PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	As of December 31,
	2015	2016
	US$	US$

Leasehold improvement	-	1,583,641
Computer equipment	571,564	566,963
Office equipment	-	162,462
Total	571,564	2,313,066
Less: accumulated depreciation	(93,489)	(335,407)
Property and equipment, net	478,075	1,977,659

For the years ended December 31, 2014, 2015 and 2016, depreciation expense was nil, $63,981 and $259,307, respectively. No impairment loss was recognized for the years ended December 31, 2014, 2015 and 2016.